Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expense	¥ 3,454	$ 473	¥ 3,415		¥ 2,888
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]					Impairment for inventory and intangible asset
Impairment of intangible assets					¥ 445